Organization and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 25, 2012	Sep. 10, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2012
Summary Of Business And Significant Accounting Policies [Line Items]
Number of common stock for stock dividend			200
Stock dividend paid per share			$ 129,318.88
Initial public offering	29,000,000	29,000,000
Additional shares issued upon underwriters exercise of over-allotment option								4,400,000
Outstanding principal balance of loan		$ 330,000,000				$ 725,735,000
Total assets held by special purpose entities				2,900,000,000	3,000,000,000	3,100,000,000
Total liabilities held by special purpose entities				2,000,000,000	2,000,000,000	1,900,000,000
Description of leasing arrangement					Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index ("CPI") may adjust over a one-year period or over multiple-year periods. Generally, these escalators increase rent at the lesser of (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage.
Lease termination fees					500,000	0	13,900,000
Reserves for uncollectible amounts				5,200,000	3,600,000	5,100,000
Accounts receivable				7,800,000	7,600,000	11,300,000
Provision for losses				16,500,000	15,300,000	12,900,000
Accrued rental revenue receivables				24,700,000	22,700,000	18,400,000
Loan placed on non accrual status, past due days				60 days	60 days
Allowance for loan losses				4,700,000	5,100,000	5,300,000
Allowance for loan losses write-offs					(200,000)	1,400,000
Restricted cash and deposits in escrow				22,200,000	34,700,000	10,000,000
Deposit in collateral account				8,000,000	8,000,000
Advances for collateral related to note obligation					1,100,000
Mortgages
Summary Of Business And Significant Accounting Policies [Line Items]
Loans on non accrual status				2	2
Notes
Summary Of Business And Significant Accounting Policies [Line Items]
Loans on non accrual status				1	1
IPO
Summary Of Business And Significant Accounting Policies [Line Items]
Restricted cash deposited to secure lenders				$ 9,700,000	$ 9,700,000
General Partner
Summary Of Business And Significant Accounting Policies [Line Items]
Percentage ownership of operating partnership				1.00%	1.00%
Limited Partner
Summary Of Business And Significant Accounting Policies [Line Items]
Percentage ownership of operating partnership				99.00%	99.00%
Land Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					15 years
Minimum | Building and Building Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					20 years
Maximum | Building and Building Improvements
Summary Of Business And Significant Accounting Policies [Line Items]
Property plant and equipment useful life					50 years